Segment Information - Summary of Additional Information by Geographies (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018 [1]	Dec. 31, 2017 [1]
Additional information by geographies [line items]
Turnover		€ 51,980	€ 50,982	€ 53,715
Operating profit		8,708	12,639	8,957
Non-underlying items		1,239	(3,176)	543
Underlying operating profit		9,947	9,463	9,500
Share of net profit/(loss) of joint ventures and associates		176	185	155
Asia/AMET/RUB [member]
Additional information by geographies [line items]
Turnover	[2]	24,129	22,868	23,266
Operating profit	[2]	4,418	4,824	3,847
Non-underlying items	[2]	439	(437)	306
Underlying operating profit	[2]	4,857	4,387	4,153
Share of net profit/(loss) of joint ventures and associates	[2]	(5)		12
The Americas [member]
Additional information by geographies [line items]
Turnover		16,482	16,020	17,525
Operating profit		2,683	3,621	3,120
Non-underlying items		395	(892)	(23)
Underlying operating profit		3,078	2,729	3,097
Share of net profit/(loss) of joint ventures and associates		126	114	112
Europe [member]
Additional information by geographies [line items]
Turnover		11,369	12,094	12,924
Operating profit		1,607	4,194	1,990
Non-underlying items		405	(1,847)	260
Underlying operating profit		2,012	2,347	2,250
Share of net profit/(loss) of joint ventures and associates		€ 55	€ 71	€ 31

[1]	Restated following adoption of IFRS 16. See note 1 and note 24 for further details.
[2]	Refers to Asia, Africa, Middle East, Turkey, Russia, Ukraine and Belarus.